Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies
Basis of Presentation
The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company and its wholly owned operating subsidiaries. Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”). All intercompany accounts and transactions have been eliminated in consolidation.
These condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto as of and for the year ended September 30, 2024 included in the Company’s Annual Report on Form
10-K
for the year ended September 30, 2024 on file with the U.S. Securities and Exchange Commission (the “SEC”). Information and footnote disclosures normally included in financial statements have been condensed or omitted in these condensed consolidated financial statements pursuant to the rules and regulations of the SEC and GAAP. These condensed consolidated financial statements reflect all adjustments that, in the opinion of management, are necessary to present fairly the results
of operations for the interim periods presented.
Segment Reporting
As of
J
une
 3
0
, 2025, our chief operating decision maker was the Chief Executive Officer. While we operate under a capacity purchase agreement, we do not manage our business based on any performance measure at the individual contract level. Our chief operating decision maker uses consolidated financial information to evaluate our performance and allocate resources, which is the same basis on which he communicates our results and performance to our Board of Directors. Accordingly, we have a single operating and reportable segment.
Use of Estimates
The preparation of the Company’s condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses and the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements. Actual results could differ from those estimates.
Contract Revenue and Pass-through and Other Revenue
We recognize contract revenue when the service is provided under our CPA. Under the CPA, United generally pays for each departure, flight hour or block hour incurred, and an amount per aircraft in service each month with additional incentives or penalties based on flight completion, on-time
performance, and other operating metrics. Our performance obligation is met as each flight is completed, and revenue is recognized and reflected in contract revenue.
We recognize pass-through revenue when the service is provided under our CPA. Pass-through revenue represents reimbursements for certain direct expenses incurred including passenger liability insurance, property taxes, other direct costs defined within the agreements, and major maintenance on aircraft leased from United at nominal rates. Our performance obligation is met when each flight is completed or as the maintenance services are performed, and revenue is recognized and reflected in pass-through and other revenue.
We record deferred revenue when cash payments are received or are due from United in advance of our performance. During the three months ended
June
 3
0
, 2025, we recognized approximately $1.3 million of previously deferred revenue and during the nine
months ended
June
 3
0
, 2025, we deferred approximately $3.7 million in revenue. Deferred revenue is recognized as flights are completed over the remaining terms of the respective contracts.

The deferred revenue balance as of June 30, 2025 represents our aggregate remaining performance obligations that will be recognized as revenue over the period in which the performance obligations are satisfied, and is expected to be recognized as revenue as follows (in thousands):

Periods Ending September 30,	Total Deferred Revenue
2025 (remainder of)	$1,636
2026	5,498
2027	4,163
2028	2,022

Total	$13,319

A portion of our compensation under our CPA with United is designed to reimburse the Company for certain aircraft ownership costs. Such costs include aircraft principal and interest debt service costs, aircraft depreciation, and interest expense or aircraft lease expense costs while the aircraft is under contract. We have concluded this component of the compensation under these agreements is lease revenue, as such agreements identify the “right of use” of a specific type and number of aircraft over a stated period of time. We account for the non-lease
component under ASC 606 and account for the lease component under ASC 842. We allocate the consideration in the contract between the lease and non-lease
components based on their stated contract prices, which is based on a cost basis approach representing our estimate of the stand-alone selling prices.
The lease revenue associated with our CPA is accounted for as an operating lease and is reflected as contract revenue
in the condensed consolidated statements of operations and comprehensive loss. We recognized $0.2 million and $29.5 million of lease revenue for the three months ended
J
u
n
e 3
0
, 2025 and
J
u
n
e 3
0
, 2024, respectively, and $26.1 million and $98.1 million during the
n
ine
 months ended
J
u
ne
 3
0
, 2025 and
J
une
 3
0
, 2024, respectively. We have not separately stated aircraft rental income in the condensed consolidated statements of operations and comprehensive loss because the use of the aircraft is not a separate activity from the total service provided under our CPA.
Leases
We determine if an arrangement is a lease at inception. As a lessee, we have lease agreements with lease and non-lease
components and have elected to account for such components as a single lease component. Our operating lease activities are recorded in operating lease right-of-use
assets, current maturities of operating leases, and noncurrent operating lease liabilities in the condensed consolidated balance sheets. As of June 30, 2025, we did not have any leases determined to be finance leases.
Right-of-use
(“ROU”) assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Certain variable lease payments are not included in the calculation of the right-of-use
assets and lease liability due to uncertainty of the payment amount and are recorded as lease expense in the period incurred. In determining the present value of lease payments, we use either the implicit rate in the lease when it is readily determinable or our estimated incremental borrowing rate, based on information available at the lease commencement. Our lease terms include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Operating lease costs are recognized on a straight-line basis over the lease term, while finance leases result in a front-loaded expense pattern.
As a lessee, we have elected a short-term lease practical expedient on all classes of underlying assets, permitting us to not apply the recognition requirements of ASC 842 to leases with terms of 12 months or less.
We lease, at nominal rates, aircraft from United under our CPA, which are excluded from operating lease assets and liabilities as they do not represent embedded leases under ASC 842. Other than such leases at nominal amounts, we do not have any aircraft leases from third parties. In the event that we or United decide to exit an activity involving leased aircraft, losses may be incurred. In the event that we exit an activity that results in exit losses, these losses are accrued as each aircraft is removed from operations for early termination penalties, lease settle up and other charges. Additionally, any remaining ROU assets and lease liabilities are written off.
Contract
Liabilities
Contract liabilities consist of deferred credits for cost reimbursements from United related to aircraft modifications and pilot training associated with the CPA. The deferred credits are recognized over time depicting the pattern of the transfer of control of services resulting in ratable recognition of revenue over the remaining term of the CPA. Upon the sale of the 18
E-175
aircraft to United during the
nine
months ended
June
 3
0
, 2025, the deferred credits were written off
Current and non-current deferred credits are recorded in other accrued expenses and non-current deferred credits in the condensed consolidated balance sheets. Our total current and non-current deferred credit balances at June 30, 2025 and September 30, 2024 were zero and $4.1 million, respectively. We recognized zero and $0.3 million of the deferred credits within contract revenue during the three months ended
J
une
 3
0
, 2025 and
J
u
n
e 3
0
, 2024, respectively, and $4.1 million and $1.5
million during the nine months ended June 30, 2025 and June 30, 2024, respectively.
Maintenance Expense
We operate under an FAA approved continuous inspection and maintenance program. The cost of non-major
scheduled inspections and repairs and routine maintenance costs for all aircraft and engines are charged to maintenance expense as incurred.
We accounted for heavy maintenance and major overhaul costs on our previously owned
E-175
fleet under the deferral method whereby the cost of heavy maintenance and major overhaul is deferred and amortized until the earlier of the end of the useful life of the related asset or the next scheduled heavy maintenance event. Amortization of heavy maintenance and major overhaul costs charged to depreciation and amortization expense was zero and $0.8 million for the three months ended June 30, 2025 and June 30, 2024, respectively, and
$1.3 million and $2.3
million for the nine months ended June 30, 2025 and June 30, 2024, respectively. Upon the sale of the
18
E-175
aircraft to United during the nine months ended June 30, 2025, the remaining deferred heavy maintenance balances were written off. As of June 30, 2025 and September 30, 2024, our deferred heavy maintenance balance, net of accumulated amortization, was zero and $6.4 million, respectively.
We account for heavy maintenance and major overhaul costs for all other fleets under the direct expense method whereby costs are expensed to maintenance expense as incurred, except for certain maintenance contracts where labor and materials price risks have been transferred to the service provider and require payment on a utilization basis, such as flight hours. Costs incurred for maintenance and repair for utilization maintenance contracts where labor and materials price risks have been transferred to the service provider are charged to maintenance expense based on contractual payment terms.
Engine overhaul expense totaled $
5.5 million and $6.8
 million for the three months ended June 30, 2025 and June 30, 2024, respectively, of which $
5.5 million and $6.8
 million, respectively, was pass-through expense. Engine overhaul expense totaled $
24.8 million and $18.1
 million for the nine months ended June 30, 2025 and June 30, 2024, respectively, of which $
24.7 million and $18.1
 million, respectively, was pass-through expense. Airframe
C-check
expense totaled $
5.1 million and $3.6
 million for the three months ended June 30, 2025 and June 30, 2024, respectively, of which $
3.8 million and $2.1
 million, respectively, was pass-through expense. Airframe
C-check
expense totaled $
21.0 million and $14.7
 million for the nine months ended June 30, 2025 and June 30, 2024, respectively, of which $
17.8 million and $9.1
 million, respectively, was pass-through expense.

Assets Held for Sale
We classify assets as held for sale when our management approves and commits to a formal plan of sale that is probable of being completed within one year. Assets designated as held for sale are recorded at the lower of their current carrying value or their fair market value, less costs to sell, beginning in the period in which the assets meet the criteria to be classified as held for sale. See Note 5 for further discussion of our assets classified as held for sale as of June 30, 2025.

2.	Summary of Significant Accounting Policies
Basis of Presentation
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (
“
GAAP
”
) and include the accounts of the Company and its wholly owned operating subsidiaries. Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (
“
ASC
”
) and Accounting Standards Update (“
ASU
”) of the Financial Accounting Standards Board (“
FASB
”). All intercompany accounts and transactions have been eliminated in consolidation.
The consolidated financial statements have been prepared assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company generated a net loss of $91.0 million and had cash flow provided by operations of $34.2 million for the year ended September 30, 2024. As of September 30, 2024, the Company had a working capital deficit of $113.2 million, an accumulated deficit of $162.1 million, and cash and cash equivalents of $15.6 million.
The Company is evaluating strategies to obtain the required additional funding for future operations. These strategies may include, but are not limited to, issuing debt, entering into other financing arrangements, restructuring of operations to grow revenues and decrease expenses, or the sale of assets.

Use of Estimates
The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Actual results could differ from those estimates.
Segment Reporting
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing operating performance. In consideration of ASC 280, “
Segment Reporting,
” we are not organized around specific services or geographic regions. We currently operate in one service line providing scheduled flying services in accordance with our CPA.
While we operate under our CPA, we do not manage our business based on any performance measure at the individual contract level. As of September 30, 2024, our chief operating decision maker (“CODM”) was the Chief Executive Officer. Our CODM uses consolidated financial information to evaluate our performance, which is the same basis on which he communicates our results and performance to our Board of Directors. Our CODM bases all significant decisions regarding the allocation of our resources on a consolidated basis. Based on the information described above and in accordance with the applicable literature, management has concluded that we are organized and operated as one operating and reportable segment.
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.
Restricted Cash
Restricted cash primarily includes deposits in trust accounts to collateralize letters of credit and to fund workers’ compensation claims, landing fees, and other business needs. Restricted cash is stated at cost, which approximates fair value.
The Company has an agreement with a financial institution for a $6.0 million letter of credit facility to issue letters of credit for landing fees, workers’ compensation insurance, and other business needs. Pursuant to such agreement, $3.0 million and $3.1 million of outstanding letters of credit are required to be collateralized by amounts on deposit as of September 30, 2024 and 2023, respectively, which are classified as restricted cash.
Cash, cash equivalents and restricted cash consist of the following:

	September 30, 2024	September 30, 2023
Cash and cash equivalents	$15,621	$32,940
Restricted cash	3,009	3,132

Total cash, cash equivalents and restricted cash	$18,630	$36,072

Expendable Parts and
Supplies
Expendable parts and supplies are stated at cost, less an allowance for obsolescence. The Company provides an allowance for obsolescence for such parts and supplies over the useful life of its aircraft after considering the useful life of each aircraft fleet, the estimated cost of expendable parts expected to be on hand at the end of the useful life, and the estimated salvage value of the parts. This allowance for expendable parts account was $4.7 million and $4.1 million as of September 30, 2024 and 2023, respectively.
Property and Equipment
Property and equipment are stated at cost, net of manufacturer incentives, and depreciated over their estimated useful lives to their estimated salvage values, which are 20% for aircraft and rotable spare parts, using the straight-line method.
Estimated useful lives of the various classifications of property and equipment are as follows:

Property and Equipment	Estimated Useful Life
Buildings	30 years
Aircraft	25 years from the manufacture date
Flight equipment	7-20 years
Equipment	5-9 years
Furniture and fixtures	3-5 years
Vehicles	5 years
Rotable spare parts	Life of the aircraft or term of the lease, whichever is less
Leasehold improvements	Life of the aircraft or term of the lease, whichever is less
Long-lived assets to be held
and used are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may be impaired. The Company records an impairment loss if (i) the undiscounted future cash flows are found to be less than the carrying amount of the asset or asset group, and (ii) the carrying amount of the asset or asset group exceeds its fair value. If an impairment loss has occurred, a charge is recorded to reduce the carrying amount of the asset to its estimated fair value.
To determine
whether impairments exist for aircraft and other related assets used in operations, we group assets at the CPA level (i.e., the lowest level for which there are identifiable cash flows) and then estimate future cash flows based on projections of capacity purchase block hours, maintenance events, labor costs and other relevant factors. If an asset group is impaired, the impairment loss recognized is the amount by which the asset group’s carrying amount exceeds its estimated fair value. We estimate aircraft fair values using published sources, appraisals and bids received from third parties, as available. Due to operating losses and the removal of
CRJ-900
aircraft from the United CPA, we evaluated our United fleet as of September 30, 2024, and determined that future cash flows from the operation of our fleet through the remaining useful life exceeded the carrying value of the fleet. As such, no impairment expenses were recorded to our fleet. The Company did not
recognize impairment expenses to our fleet during the fiscal years ended September 30, 2024 and 2023, and recognized $109.7 million in impairment on property and equipment and other long-lived assets for the fiscal year ended September 30, 2022.
Assets Held for Sale
We classify assets as held for sale when (i) our management approves and commits to a formal plan of sale that is probable of being completed within one year; (ii) the asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets; (iii) an active program to locate a buyer has been initiated; (iv) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (v) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or the plan will be withdrawn. Assets designated as held for sale are recorded at the lower of their current carrying value or their fair market value, less costs to sell, beginning in the period in which the assets meet the criteria to be classified as held for sale. If the market value, less costs to sell, is lower than the current carrying value, an impairment loss is recorded on the asset designated as held for sale. The Company recognized impairment expenses of $73.7 million, $50.6 million, and $62.1 million on assets designated as held for sale for the fiscal years ended September 30, 2024, 2023, and 2022, respectively. See Note 6—“Assets Held for Sale” for further discussion of our assets classified as held for sale as of September 30, 2024
Fair Value Measurements
The Company accounts for assets and liabilities in accordance with accounting standards that define fair value and establish a consistent framework for measuring fair value on either a recurring or a nonrecurring basis. Fair value is an exit price representing the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability.
Accounting standards include disclosure requirements relating to the fair values used for certain financial instruments and establish a fair value hierarchy. The hierarchy prioritizes valuation inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of three levels:

•	Level 1—Observable inputs such as quoted prices in active markets for identical assets or liabilities;

•	Level 2—Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

•	Level 3—Unobservable inputs in which there is little or no market data, requiring an entity to develop its own assumptions.
Debt
Financing Costs
Debt financing costs consist of payments made to issue debt related to the purchase of aircraft, flight equipment, and certain flight equipment maintenance costs. The Company defers the costs and amortizes them to interest expense over the term of the debt agreement. Debt financing costs related to a recognized debt liability are presented as a direct deduction from the carrying amount of the related long-term debt on the consolidated balance sheet.
Other
Assets
Other noncurrent assets primarily consist of a contract asset related to the issuance of equity to United as part of the United CPA. Upon entering into the United CPA and issuing equity to United, the Company recorded the contract asset at fair value of the shares issued to United. The contract asset is amortized as a reduction of revenue over the term of the CPA.
Lease incentives represent amounts paid or payable by Mesa to the lessee and are amortized as a reduction of lease revenue over the term of the lease. The current portion of the lease incentive assets is included in prepaid expenses and other current assets, and the non-current
portion is included in other assets on the consolidated balance sheet.
Investments in equity securities with readily determinable fair values are adjusted to reflect the market value of the investments each reporting period, with corresponding gains and losses reflected in the statement of operations. Investments in equity securities without readily determinable values are measured at cost less impairment, if any, and are adjusted when there are observable prices of similar or identical investments from the same issuer.

Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in future years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company records deferred tax assets for the value of benefits expected to be realized from the utilization of state and federal net operating loss carryforwards. The Company periodically reviews these assets to determine the likelihood of realization. To the extent the Company believes some portion of the benefit may not be realizable based on the available sources of income, an estimate of the unrealized position is made, and a valuation allowance is recorded. The Company and its consolidated subsidiaries file a consolidated federal income tax return.
Other Noncurrent Liabilities
Other noncurrent liabilities primarily consist of the
non-current
portion of lease incentive obligations and deposits related to the aircraft which Mesa leases to third parties and vendor credit liabilities for future purchases of electric aircraft.
Revenue Recognition
The Company recognizes revenue when the service is provided under its CPA. Under the CPA, United generally pays a fixed monthly minimum amount per aircraft, plus certain additional amounts based upon the number of flights and block hours flown. The contract also includes reimbursement of certain costs incurred by the Company in performing flight services. These costs, known as “pass-through costs,” may include passenger liability insurance as well as aircraft property taxes and other flight service expenditures defined in our agreement. Additionally, for the
E-175
aircraft owned by United, the CPA provides that United will reimburse the Company for heavy airframe and engine maintenance, landing gear, APUs and component maintenance. The Company also receives compensation under its CPA for heavy maintenance expenses at a fixed hourly rate or per aircraft rate for all aircraft in scheduled service other than the
E-175
aircraft owned by United. The Company is eligible to receive incentive compensation upon the achievement of certain performance criteria defined in the agreement. At the end of each period during the term of an agreement, the Company calculates the incentives achieved during that period and recognizes revenue attributable to the agreement during the period accordingly, subject to the variable constraint guidance under ASC 606. All revenue recognized under the CPA is presented as the gross amount billed to United. Due to United’s ownership in the Company (9.8% as of September 30, 2024), revenue recognized under the United CPA is considered related party revenue.
Under the United CPA, the Company has committed to perform various activities that can be generally classified into in-flight
services and maintenance services. When evaluating these services, the Company determined that the nature of its promise is to provide a single integrated service, flight services, because its contracts require integration and assumption of risk associated with both services to effectively deliver and provide the flights as scheduled over the contract term. Therefore, the in-flight
services and maintenance services are inputs to that combined integrated flight service. Both services occur over the term of the agreement and the performance of maintenance services significantly affects the utility of the in-flight
services. The Company’s individual flights flown under the CPA are deemed to be distinct and the flight service promised in the CPA represents a series of services that is accounted for as a single performance obligation. This single performance obligation is satisfied over time as the flights are completed. Therefore, revenue is recognized when each flight is completed.
In allocating the transaction price, variable payments (i.e., billings based on flights and block hours flown, pass-through costs, etc.) that relate specifically to the Company’s efforts in performing flight services are recognized in the period in which the individual flight is completed. The Company has concluded that allocating the variability directly to the individual flights results in an overall allocation meeting the objectives in ASC 606. This results in a pattern of revenue recognition that follows the variable amounts billed from the Company to their customers.
A portion of the Company’s compensation under its CPAs with United and previously American is designed to reimburse the Company for certain aircraft ownership costs. The Company has concluded that a component of its revenue under these agreements is deemed to be lease revenue, as such agreements identify the “right of use” of a specific type and number of aircraft over a stated
period-of-time.
The lease revenue associated with the Company’s CPA is accounted for as an operating lease and is reflected as contract revenue on the Company’s consolidated statements of operations and comprehensive loss. The Company recognized $123.0 million, $144.7 million, and $158.4 million of lease revenue for the fiscal years ended September 30, 2024, 2023, and 2022, respectively. The Company has not separately stated aircraft rental income and aircraft rental expense in the consolidated statements of operations and comprehensive loss because the use of the aircraft is not a separate activity of the total service provided.
The Company’s CPA is renewable periodically and contain provisions pursuant to which the parties could terminate their respective agreements, subject to certain conditions, as described in Note 1. The CPA also contains terms with respect to covered aircraft, services provided, and compensation as described in Note 1. The CPA is amended from time to time to change, add, or delete terms of the agreements.
The Company’s revenues could be impacted by a number of factors, including amendment or termination of its CPA, contract modifications resulting from contract renegotiations, its ability to earn incentive payments contemplated under applicable agreements, and settlement of reimbursement disputes with United. In the event contracted rates are not finalized at a quarterly or annual financial statement date, the Company evaluates the enforceability of its contractual terms and when it has an enforceable right, it estimates the amount the Company expects to be entitled subject to the variable constraint guidance under ASC 606.
The Company records deferred revenue when cash payments are received or are due from United in advance of the Company’s performance. The deferred revenue balance as of September 30, 2024 of $9.6 million (current and non-current
portion) represents our aggregate remaining performance obligations that will be recognized as revenue over the period in which the performance obligations are satisfied (as flights are completed over the remaining contract term). Deferrals of revenue and recognition of previously deferred revenue during fiscal year 2024 are shown below:

Revenue Deferred/(Recognized)
Deferred revenue as of September 30, 2023	$21,047
Fixed revenue deferrals	3,633
Pass-through revenue deferrals	2,002
Previously deferred fixed revenue recognized	(12,653)
Previously deferred pass-through revenue recognized	(4,390)

Deferred revenue as of September 30, 2024	$9,639

Contract
Liabilities
Contract liabilities consist of deferred credits representing upfront payments received from United related to aircraft modifications associated with the CPA and pilot training. The deferred credits are recognized over time depicting the pattern of transfer of the related services over the term of the CPA.
Current and
non-current
deferred credits are recorded to other accrued expenses and
non-current
deferred credits in the consolidated balance sheets, respectively. The Company’s total current and non-current
deferred

credit balances at September 30, 2024 and September 30, 2023 were $4.1 million and $5.1 million, respectively. The Company recognized $1.8 million, $1.7 million, and $0.9 million of the deferred credits within contract revenue in the consolidated statements of operations and comprehensive loss during the fiscal years ended September 30, 2024, 2023, and 2022, respectively.
Contract Assets
The Company recognizes assets from the incremental costs incurred to obtain contracts with major partners including aircraft painting, aircraft reconfiguration, flight service personnel training costs, and the issuance of stock. These costs are amortized based on the pattern of transfer of the services in relation to flight hours over the term of the contract. Contract assets are recorded as other assets in the consolidated balance sheets. The Company’s contract assets balance at September 30, 2024 and September 30, 2023 was approximately $6.1 million and $8.8 million, respectively. Contract cost amortization was approximately $2.7 million, $1.0 million, and zero for the fiscal years ended September 30, 2024, 2023, and 2022, respectively.
Maintenance Expense
The Company operates under an FAA approved continuous inspection and maintenance program. The cost of non-major
scheduled inspections and repairs and routine maintenance costs for all aircraft and engines are charged to maintenance expense as incurred.
The Company accounts for heavy maintenance and major overhaul costs on its owned
E-175
fleet under the deferral method whereby the cost of heavy maintenance and major overhaul is deferred and amortized until the earlier of the end of the useful life of the related asset or the next scheduled heavy maintenance event. Amortization of heavy maintenance and major overhaul costs charged to depreciation and amortization expense was approximately $3.2 million, $3.1 million, and $1.9 million for the fiscal years ended September 30, 2024, 2023, and 2022, respectively. At September 30, 2024 and September 30, 2023, the Company had a deferred heavy maintenance balance, net of accumulated amortization, of approximately $6.4 million and $8.0 million, respectively. The Company accounts for heavy maintenance and major overhaul costs for all other fleets under the direct expense method whereby costs are expensed to maintenance expense as incurred, except for certain maintenance contracts where labor and materials price risks have been transferred to the service provider and require payment on a utilization basis, such as flight hours. Costs incurred for maintenance and repair for utilization maintenance contracts where labor and materials price risks have been transferred to the service provider are charged to maintenance expense based on contractual payment terms. Our maintenance policy is determined by fleet when major maintenance is incurred.
Under the Company’s aircraft operating lease agreements and FAA operating regulations, it is obligated to perform all required maintenance activities on its fleet, including component repairs, scheduled airframe checks and major engine restoration events. The Company estimates the timing of the next major maintenance event based on assumptions including estimated usage,
FAA-mandated
maintenance intervals, and average removal times as recommended by the manufacturer. The timing and the cost of maintenance are based on estimates, which can be impacted by changes in utilization of its aircraft, changes in government regulations and suggested manufacturer maintenance intervals. Major maintenance events consist of overhauls to major components.
Engine overhaul expense totaled approximately $23.0 million, $32.4 million, and $23.6 million for the fiscal years ended September 30, 2024, 2023, and 2022, respectively, of which approximately $23.5 million, $31.9 million, and $21.7 million, respectively, was pass-through expense. The Company received approximately $0.5 million from an insurance claim reimbursement during fiscal year 2024 which was net against engine overhaul expense. Airframe
C-check
expense totaled approximately $22.9 million, $23.4 million, and $22.1 million for the fiscal years ended September 30, 2024, 2023, and 2022, respectively, of which approximately $16.3 million, $16.9 million, and $3.2 million, respectively, was pass-through expense.
Pursuant to the United CPA, United reimburses the Company for heavy maintenance on certain
E-175
aircraft. Those reimbursements are included in pass-through and other revenue. See Note 1—“Organization and Operations” for further information.

Leases
We determine if an arrangement is a lease at inception. As a lessee, we have lease agreements with lease and non-lease
components and have elected to account for such components as a single lease component. Our operating lease activities are recorded in operating lease right-of-use
assets, current maturities of operating leases, and noncurrent operating lease liabilities in the consolidated balance sheets. Finance leases are reflected in property and equipment, net, current portion of long-term debt and finance leases, and long-term debt and finance leases, excluding current portion in the consolidated balance sheets.
Right-of-use
(“ROU”) assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Variable lease payments are not included in the calculation of the right-of-use
assets and lease liability due to uncertainty of the payment amount and are recorded as lease expense in the period incurred. As most of our leases do not provide an implicit rate, we use our estimated incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. We use the implicit rate when readily determinable. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Operating lease costs are recognized on a straight-line basis over the lease term, while finance leases result in a front-loaded expense pattern.
To determine whether impairments exist for aircraft and other related assets used in operations, we group assets, including ROU assets, at the CPA level (i.e., the lowest level for which there are identifiable cash flows) and then estimate future cash flows based on projections of capacity purchase block hours, maintenance events, labor costs and other relevant factors. As all of our aircraft leases besides short-term aircraft leases are leased to us from United at nominal amounts and not recorded on our books, we did not assess leased aircraft for impairment. The Company did not record impairment losses for the fiscal years ended September 30, 2024 and 2023, and recorded a $10.5 million impairment loss for the fiscal year ended September 30, 2022.
As a lessee, we have elected a short-term lease practical expedient on all classes of underlying assets, permitting us to not apply the recognition requirements of this standard to leases with terms of 12 months or less.
Our CPA identifies the “right of use” of a specific type and number of aircraft over a stated
period-of-time.
A portion of the compensation under our CPA is designed to reimburse the Company, as lessor, for certain aircraft ownership costs of these aircraft. We account for the non-lease
component under ASC 606 and account for the lease component under ASC 842. We allocate the consideration in the contract between the lease and non-lease
components based on their stated contract prices, which is based on a cost basis approach representing our estimate of the stand-alone selling prices.
As discussed in Note 1, we lease, at nominal rates, certain aircraft from United under our United CPA, which are excluded from operating lease assets and liabilities as they do not represent embedded leases under ASC 842. Other than nominal leases with United, approximately 7% of our aircraft are leased from third parties, all of which are short-term leases. Our aircraft classified as operating leases results in rental payments being charged to expense over the term of the related leases. In the event that we or United decide to exit an activity involving leased aircraft, losses may be incurred. In the event that we exit an activity that results in exit losses, these losses are accrued as each aircraft is removed from operations for early termination penalties, lease settle up and other charges. Additionally, any remaining ROU assets and lease liabilities will be written off.